Institutional Shares | JPMorgan SmartRetirement 2010 Fund
JPMorgan SmartRetirement® 2010 Fund Class/Ticker: Institutional/JSWIX
What is the goal of the Fund?
The Fund seeks total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Institutional Shares JPMorgan SmartRetirement 2010 Fund Institutional Class
Management Fees		none
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.20%
Shareholder Service Fees		0.10%
Remainder of Other Expenses		0.10%
Acquired Fund Fees and Expenses (Underlying Fund)		0.57%
Total Annual Fund Operating Expenses		0.77%
Fee Waivers and/or Expense Reimbursements	[1]	(0.17%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[1]	0.60%
[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.03% of the average daily net assets of the Institutional Class Shares. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2010 Fund INSTITUTIONAL CLASS SHARES	61	229	411	938

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Shares JPMorgan SmartRetirement 2010 Fund INSTITUTIONAL CLASS SHARES	61	229	411	938

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The JPMorgan SmartRetirement® 2010 Fund is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds), and is generally intended for investors who are retired or about to retire soon. The Fund is designed to provide exposure to a variety of asset classes through investments in underlying funds, with an emphasis on fixed income funds over equity funds and other funds. The Fund’s strategic target allocations among various asset and sub-asset classes as of November 1, 2012 are set forth below:

Strategic Target Allocations[1]
Fixed Income	55.5%
U.S. Fixed Income	33.5%
Inflation Managed	10.0%
High Yield	7.5%
Emerging Markets Debt	4.5%
Equity	31.0%
U.S. Large Cap Equity	16.0%
U.S. Small/Mid Cap Equity	3.5%
REIT	2.5%
International Equity	7.0%
Emerging Markets Equity	2.0%
Money Market/Cash and Cash Equivalents	10.0%
Money Market/Cash and Cash Equivalents	10.0%
Commodities & Global Natural Resources	3.5%
Commodities	1.5%
Global Natural Resources	2.0%

1	As of the date of this prospectus, the Fund utilizes underlying funds to implement its strategic target allocations although the Fund also has flexibility to utilize direct investments in securities and derivatives to implement its strategic target allocations in the future.

These strategic target allocations represent J.P. Morgan Investment Management Inc.’s (JPMIM or the Adviser) view of how the Fund’s investments should be allocated over the long term. The Fund’s actual allocations may differ due to tactical allocations. The Adviser will use tactical allocations to take advantage of short to intermediate term opportunities through a combination of positions in underlying funds and direct investments, including derivatives. As a result of these tactical allocations, the Fund may deviate from its strategic target allocations at any given time by up to +/- 15% for fixed income, +/- 10% for equity, +/- 20% for money market/cash and cash equivalents and +/- 5% for commodities and global natural resources. These ranges apply to both the asset and sub-asset classes. Updated information concerning the Fund’s actual allocations to underlying funds and investments will be available in the Fund’s shareholder reports and on the Fund’s website from time to time.

The Fund is a “to” target date fund. This means that since the target retirement date (2010) has passed, the Fund has generally reached its most conservative strategic target allocations. However, the Adviser will review the Fund’s strategic target allocations among the various asset and sub-asset classes on at least an annual basis and may make changes when it believes it is beneficial to the Fund, including, but not limited to, adding new asset and sub-asset classes, removing asset and sub-asset classes, changing the asset and sub-asset class allocations, changing the types of underlying funds or underlying fund allocations or maintaining the strategic target allocations for longer or shorter periods of time. In establishing the Fund’s strategic target allocations, the Adviser focuses on asset classes and underlying funds that the Adviser believes would outperform the Fund’s benchmarks and peer group over the long term. The Adviser will also review its tactical allocations on a periodic basis and may make modifications in its discretion.

The Fund’s strategic target allocations currently approximate those of the JPMorgan SmartRetirement Income Fund. As a result, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees.

In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives, and such investments will be allocated to the appropriate asset class, as applicable. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use derivatives such as futures contracts to gain exposure to, or to overweight or underweight its investments among, various sectors or markets. The Fund may also use exchange traded futures for cash management and to gain market exposure pending investment in underlying funds.

The Fund’s Main Investment Risks
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The Fund is exposed to the risks summarized below through both its investments in underlying funds and its direct investments.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Investment Risk. The Fund is not a complete retirement program and there is no guarantee that the Fund will provide sufficient retirement income to an investor. Meeting your retirement goals is dependent upon many factors including the amount you save and the period over which you do so. You should consider your expected retirement date, individual retirement needs (i.e., how much money you expect to need), other expected income after retirement, inflation, other assets, and risk tolerance in choosing whether to invest in the Fund. Your risk tolerance may change over time and the Adviser may change the Fund’s strategic target allocation model. It is important that you re-evaluate your investment in the Fund periodically.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds. Because the Fund’s Adviser or its affiliates provide services to and receive fees from the underlying funds, the Fund’s investments in the underlying funds benefit the Adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of an underlying fund. As a result, the Fund’s investments in an underlying fund may create a conflict of interest.

Tactical Allocation Risk. The Adviser has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments listed above. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.

Income Securities Risk. Investments in income securities will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in variable and floating rate loan assignments and participations (Loans) and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, an underlying fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. Mortgage-related and asset-backed securities may decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Investments in securities and instruments issued by companies that are highly leveraged, less creditworthy or financially distressed (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Equity Securities Risk. Investments in equity securities (such as stocks) are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s or the underlying Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of such securities goes down, the Fund’s investment decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Markets Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.” Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Companies Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Real Estate Securities Risk. The Fund may be exposed through its direct investments or investments in underlying funds to real estate securities, including real estate investment trusts (REITs). These securities are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, investments in REITS are subject to risks associated with management skill and creditworthiness of the issuer and underlying funds will indirectly bear their proportionate share of expenses, including management fees, paid by each REIT in which they invest in addition to the expenses of the underlying funds. Certain underlying funds are highly concentrated in real estate securities, including REITs.

Derivatives Risk. The underlying funds and the Fund may use derivatives, including futures contracts and exchange traded futures. Derivatives may be riskier than other investments and may increase the volatility of the Fund and the underlying funds. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s or an underlying fund’s original investment. Derivatives expose the Fund and the underlying funds to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligation (including credit risk associated with the counterparty.) Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund or the underlying fund do not have a claim on the reference assets and are subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund and the underlying funds may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund and underlying funds to risks of mispricing or improper valuation.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. In addition, to the extent that an underlying fund gains exposure to an asset through synthetic replication by investing in commodity-linked investments rather than directly in the asset, it may not have a claim on the applicable underlying asset and will be subject to enhanced counterparty risk.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Inflation Managed Strategy Risk. The Fund may invest in underlying funds that utilize derivatives and debt securities to mimic a portfolio of inflation-protected bonds. There is no guarantee that this strategy will be effective. In addition, the Fund may be exposed to inflation-protected securities. Unlike conventional bonds, the principal and interest payments on inflation-protected securities such as Treasury Inflation Protected Securities (TIPS) are adjusted periodically to a specified rate of inflation (i.e., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). Exposure to TIPS and other inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of a TIPS tends to decline when real interest rates increase.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Institutional Class Shares for the past five calendar years. The table shows the average annual total returns for the past one year, five years and life of the Fund. It compares that performance to the S&P Target Date 2010 Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2010 Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the S&P index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	11.41%
Worst Quarter	4th quarter, 2008	–10.54%
The Fund’s year-to-date total return through 9/30/12 was 8.60%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2011)
Average Annual Total Returns Institutional Shares JPMorgan SmartRetirement 2010 Fund	Past 1 Year	Past 5 Years	Life of Fund		Inception Date
INSTITUTIONAL CLASS SHARES	1.13%	3.00%	4.08%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions	0.03%	1.71%	2.77%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES Return After Taxes on Distributions and Sale of Fund Shares	0.73%	1.86%	2.78%	[1]	May 15, 2006
INSTITUTIONAL CLASS SHARES S&P TARGET DATE 2010 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	2.87%	2.96%	4.19%	[1]
INSTITUTIONAL CLASS SHARES LIPPER MIXED-ASSET TARGET 2010 FUNDS INDEX (Reflects No Deduction for Taxes)	1.22%	2.48%	3.60%	[1]
[1]	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.